Bank Loans - Additional Information (Detail) € in Thousands, ¥ in Thousands, $ in Thousands	12 Months Ended				72 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 EUR (€)
Several Euro denominated loan
Debt Instrument [Line Items]
Principal amount of loan					¥ 12,389		€ 1,581
Repayments of loan	¥ 2,795		€ 357
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Draw downs	326,710	$ 50,000
Pledged value of bank deposit	¥ 65,342					$ 10,000
3 months EURIBOR | Several Euro denominated loan | Minimum [Member]
Debt Instrument [Line Items]
Variable Interest rate (as a percent)					1.98%
3 months EURIBOR | Several Euro denominated loan | Maximum [Member]
Debt Instrument [Line Items]
Variable Interest rate (as a percent)					2.92%
1 to 3 month LIBOR [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Variable Interest rate (as a percent)	1.50%	1.50%	1.50%	1.50%
1 to 3 month LIBOR [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Variable Interest rate (as a percent)	1.65%	1.65%	1.65%	1.65%
United States of America, Dollars | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Loan facility maximum borrowing capacity	¥ 555,407					85,000
China, Yuan Renminbi | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Loan facility maximum borrowing capacity	¥ 50,000					$ 7,685